CERTAIN TRANSACTIONS (Details 1) - USD ($) $ / shares in Units, shares in Millions			3 Months Ended		6 Months Ended
	Jun. 30, 2017	Oct. 03, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
BusinessCombinationConsiderationTransferredAbstract
Goodwill Impairment Charge			$ 6,100,000,000	$ 0	$ 6,100,000,000	$ 0
Japanese Venture [Member]
BusinessCombinationConsiderationTransferredAbstract
Net Assets Acquired	$ 1,800,000,000
Rimsa [Member]
BusinessCombinationConsiderationTransferredAbstract
Acquisition Cash Consideration		$ 2,300,000,000
Goodwill Impairment Charge		$ 900,000,000
Actavis [Member]
BusinessCombinationConsiderationTransferredAbstract
Shares issued as consideration for the acquisition					100.3
Price Per Share Transferred	$ 50.5		$ 50.5		$ 50.5
Purchase Price Allocated To Developed Products	$ 8,200,000,000		$ 8,200,000,000		$ 8,200,000,000
Purchase Price Allocated To Iprd	5,600,000,000		5,600,000,000		$ 5,600,000,000
Discount Rate Description					6% to 13%
Ninlaro [Member]
BusinessCombinationConsiderationTransferredAbstract
Upfrontp Pyment	150,000,000		150,000,000		$ 150,000,000
Additional Considerations	150,000,000		150,000,000		150,000,000
Royalty Payment Received	150,000,000		150,000,000		150,000,000
Attenukine [Member]
BusinessCombinationConsiderationTransferredAbstract
Upfrontp Pyment	30,000,000		30,000,000		30,000,000
Additional Considerations	$ 280,000,000		$ 280,000,000		$ 280,000,000